SCHEDULE I - ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 18,232,130	$ 24,669,133	$ 59,905,827
Prepaid expenses and other current assets	10,864,280	12,073,226
Total current assets	50,828,635	68,183,878
TOTAL ASSETS	56,431,166	96,902,380
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company. See Note 2(b)):
Accrued expenses and other current liabilities	8,062,975	10,686,518
Derivative liabilities	553,707
Other current liabilities	364,289	655,614
Total current liabilities	62,004,823	110,245,500
Other non-current liabilities	323,305	459,435
TOTAL LIABILITIES	62,431,285	110,704,935
SHAREHOLDERS' EQUITY (DEFICIT):
Treasury shares		(4,672,334)
Additional paid-in capital	210,718,835	193,918,852
Accumulated deficit	(214,842,438)	(200,965,075)
Accumulated other comprehensive loss	(1,912,896)	(2,114,916)
Total shareholders' deficit	(6,000,119)	(13,802,555)	$ 38,908,363	$ 84,322,795
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	56,431,166	96,902,380
Parent company | Reportable legal entities
Current assets:
Cash and cash equivalents	442,771	128,005
Prepaid expenses and other current assets	463,093	30,596
Total current assets	905,864	158,601
Advances to subsidiaries and VIEs	10,559,139	1,568,094
TOTAL ASSETS	11,465,003	1,726,695
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company. See Note 2(b)):
Accrued expenses and other current liabilities	136,129	136,129
Convertible notes	9,175,892
Derivative liabilities	553,707
Other current liabilities	478,683	140
Total current liabilities	10,344,411	136,269
Advances from subsidiaries and VIEs	6,797,406	14,909,907
Other non-current liabilities	323,305	483,074
TOTAL LIABILITIES	17,465,122	15,529,250
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares	36,380	30,918
Treasury shares		(4,672,334)
Additional paid-in capital	210,718,835	193,918,852
Accumulated deficit	(214,842,438)	(200,965,075)
Accumulated other comprehensive loss	(1,912,896)	(2,114,916)
Total shareholders' deficit	(6,000,119)	(13,802,555)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 11,465,003	$ 1,726,695